Pension Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Apr. 01, 2011	Mar. 31, 2011	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				$ 188.3
UK Plan
Defined Benefit Plan Disclosure [Line Items]
Estimated actuarial loss to be amortized from accumulated OCI into net periodic pension cost over the next fiscal year			2.0
Estimated prior service credit to be amortized from accumulated OCI into net periodic pension cost over the next fiscal year			(1.7)
Accumulated benefit obligation			210.3	197.5
Fair value of plan assets			282.6	261.1	236.0
Defined benefit plans, contribution			4.9	13.7
Defined benefit plan, expected contribution in the next fiscal year			4.2
Defined Contribution Plan, Contribution Amount			1.0	0.7	0.6
UK Plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			200.4	188.3
UK Plan | Bonds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset target allocations			45.00%
UK Plan | Equities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset target allocations			15.00%
Fair value of plan assets			41.0	73.2
UK Plan | Equities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			21.9	38.3
UK Plan | Diversified Growth Funds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset target allocations			35.00%
Fair value of plan assets			100.5	51.2
UK Plan | Diversified Growth Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			49.7	24.9
UK Plan | Property
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset target allocations			5.00%
Fair value of plan assets			11.6	10.4
US Defined Contribution 401(k) plan
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Contribution Amount			7.1	6.5	5.4
Percentage contribution by employer	50.00%	25.00%	50.00%
Percentage of limited employee salary deferrals	6.00%		6.00%
Deferred compensation plan - US
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Cost Recognized			$ 2.4	$ 2.1	$ 2.2